Fair Value Measurements, Derivative Instruments and Hedging Activities and Financial Risk - Estimated Fair Values of Derivative Financial Instruments and Location on Consolidated Balance Sheets (Details) - USD ($)
$ in Millions
	Nov. 30, 2017	Nov. 30, 2016
Derivatives, Fair Value [Line Items]
Derivative assets	$ 15	$ 15
Derivative liabilities	161	434
Net investment hedges
Derivatives, Fair Value [Line Items]
Total foreign currency forwards designated as hedges of net investments in foreign operations for euro-denominated functional currency		456
Interest rate swaps – cash flow hedges | Cash Flow Hedging
Derivatives, Fair Value [Line Items]
Amount of interest rate swap agreements change, of EURIBOR-based floating rate debt to fixed rate debt, for euro interest rate swaps designated as cash flow hedges	479	500
Designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	57	92
Not designated as hedging instrument
Derivatives, Fair Value [Line Items]
Derivative liabilities	104	342
Net investment hedges | Designated as hedging instruments | Prepaid expenses and other
Derivatives, Fair Value [Line Items]
Derivative assets	3	12
Net investment hedges | Designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets		3
Net investment hedges | Designated as hedging instruments | Accrued liabilities and other
Derivatives, Fair Value [Line Items]
Derivative liabilities	13	26
Net investment hedges | Designated as hedging instruments | Other long-term liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities	17
Interest rate swaps – cash flow hedges | Designated as hedging instruments | Accrued liabilities and other
Derivatives, Fair Value [Line Items]
Derivative liabilities	10	10
Interest rate swaps – cash flow hedges | Designated as hedging instruments | Other long-term liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities	17	23
Foreign currency zero cost collars | Designated as hedging instruments | Prepaid expenses and other
Derivatives, Fair Value [Line Items]
Derivative assets	12
Foreign currency zero cost collars | Designated as hedging instruments | Accrued liabilities and other
Derivatives, Fair Value [Line Items]
Derivative liabilities		12
Foreign currency zero cost collars | Designated as hedging instruments | Other long-term liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities		21
Fuel | Not designated as hedging instrument | Accrued liabilities and other
Derivatives, Fair Value [Line Items]
Derivative liabilities	95	198
Fuel | Not designated as hedging instrument | Other long-term liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities	9	144
Currency Swap | Designated as hedging instruments
Derivatives, Fair Value [Line Items]
Total foreign currency forwards designated as hedges of net investments in foreign operations for euro-denominated functional currency	$ 324	$ 291